Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance (in shares) at Dec. 31, 2022		17,130,316
Balance at Dec. 31, 2022	$ 203,966	$ 1,243,272	$ 9,212	$ 11,516	$ (1,024,716)	$ (35,318)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		44,186
Issuance of common shares on exercise of share units	0	$ 1,267	(1,267)
Stock-based compensation	1,727		1,727
Net loss for the year	(49,718)				(49,718)
Other comprehensive income (loss)	$ 4,473					4,473
Balance (in shares) at Dec. 31, 2023	17,174,502	17,174,502
Balance at Dec. 31, 2023	$ 160,448	$ 1,244,539	9,672	11,516	(1,074,434)	(30,845)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		108,432
Issuance of common shares on exercise of share units	0	$ 1,266	(1,266)
Stock-based compensation	1,066		1,066
Net loss for the year	(21,841)				(21,841)
Other comprehensive income (loss)	$ (2,648)					(2,648)
Balance (in shares) at Dec. 31, 2024	17,282,934	17,282,934
Balance at Dec. 31, 2024	$ 137,025	$ 1,245,805	$ 9,472	$ 11,516	$ (1,096,275)	$ (33,493)